Bank Loans (Details) - Schedule of Bank Loans - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Bank Loans (Details) - Schedule of Bank Loans [Line Items]
Total loan	€ 3,844,731	€ 8,334,531
less: current portion	(3,636,961)	(8,010,239)
Total bank loan	207,770	324,292
Bank Loans [Member]
Bank Loans (Details) - Schedule of Bank Loans [Line Items]
Total loan	440,170	556,386
Lines of Credit [Member]
Bank Loans (Details) - Schedule of Bank Loans [Line Items]
Total loan	€ 3,404,561	€ 7,778,145